UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07715
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CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.

Credit Suisse Global Small Cap Fund, Inc.

Eleven Madison Avenue

New York, New York  10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2006 to October 31, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2007

■  CREDIT SUISSE
  GLOBAL SMALL CAP FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the revelant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and Fund holdings described in this document are as of October 31, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risk, including loss of your investment.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report
October 31, 2007 (unaudited)

December 5, 2007

Dear Shareholder:

Performance Summary
11/01/06 – 10/31/07

Fund & Benchmark	Performance
Common[1]	12.20%
Advisor[1]	11.93%
Class A1,2	12.21%
Class B1,2	11.41%
Class C1,2	11.34%
MSCI World Small Cap Index[3]	17.26%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Solid economic growth despite weak housing

The 12-month period ended October 31, 2007, was a strong one for small cap stocks worldwide. Internationally, the benchmark MSCI Index returned 17.3% during the period, while in the United States, markets also gained as evidenced by the 11.6% return for the S&P SmallCap 600 Index.

Global growth has remained robust as China continues to act as the growth engine within the Asian markets. U.S. real GDP — driven by consumer demand and solid growth in the manufacturing and service sectors — is forecast to grow at around 2% for 2007 in spite of the exceptionally weak start to the year.

Growth within the Euro region appears to have decelerated with export growth showing signs of slowing, probably due to the strength of the Euro. Conversely, Japanese growth, which slowed after a strong start to the year, now seems to be recovering with strong export growth benefiting from a weak currency with the real effective exchange rate at a 10-year low. China has tightened monetary policy while the Federal Reserve (Fed) has cut interest rates by 0.75% to 4.5%. The European Central Bank has raised rates by 0.25% on four occasions taking official rates to 4%, but they have remained on hold since June. In February, the Bank of Japan (BoJ) tightened for the second time in this current cycle to 0.5%.

The U.S. dollar declined against a broad index of world currencies and crude oil rose to a record $95.28 a barrel on October 31, 2007.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Strategic Review and Market Outlook: Economic expansion expected to slow

Domestically, the largest contributor to performance relative to the benchmark came primarily from stock selection within the healthcare, materials, and consumer staples sectors. The largest detractors to performance came from stock selection within the other assets, industrials, and financials sectors.

The non-U.S. segment of the Fund (61.1% as of October 31, 2007) benefited from stock selection in Sweden (5.0% of the Fund as of October 31, 2007) as well as overweight positions in Germany (10.6% of the Fund as of October 31, 2007) and China (2.0% of the Fund as of October 31, 2007). In the UK (10.4% of the Fund as of October 31, 2007), the Fund managed to outperform the local geographic market thanks to strong stock selection. Leading detractors to performance included stock selection in Japan (14.8% of the Fund as of October 31, 2007) and Finland (0.3% of the Fund as of October 31, 2007), as well as an underweight to France (1.6% of the Fund as of October 31, 2007), which had one of the strongest small cap markets.

As of October 31 2007, the Fund is significantly overweight in industrials (27% v. 20% MSCI World Small Cap Index) and healthcare (14.1% v. 9.5% MSCI World Small Cap Index). The Fund is significantly underweight energy (3.5% v. 3% MSCI World Small Cap Index), financials (11.7% v. 16.4% MSCI World Small Cap Index) and materials (6.4% v. 10.1% MSCI World Small Cap Index).

In the United States, given the economy's current position toward the tail end of a growth cycle, we believe growth stocks could continue to outperform their value counterparts in 2008. We expect companies with solid growth prospects and strong operating results momentum will lead the market, and believe that companies fitting attractive valuation profiles will make a moderate comeback in the coming quarters. From a sector perspective, we are favorable toward the healthcare, energy, commercial services, and consumer staples groups. Conversely, the unsettled credit market and risks of further impact from mortgage losses leads us to underweight financial and consumer discretionary industries.

Overall, the economic outlook appears to be more uncertain than at any time in the past 5 years amid fears that the slowdown in the U.S. and the impact of the credit crisis will have major implications for the UK and Europe. Amid the general uncertainty, investors have become far more risk averse. This could potentially have major implications for more illiquid asset classes — such as small cap equities. However, economic growth in emerging markets remains robust and the strength in these markets is compensating for the weakness in more established economies such as the United States. Against this backdrop we remain reasonably optimistic on the outlook for small cap equities.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

In this context we believe there are good opportunities for growth in niche markets especially in Europe as there are companies that do have an excellent position in their respective fields of activity with a bias to exports in either Eastern Europe or the Asian markets. Furthermore, the convergence into a single European market still has a positive effect as the intra-European trade increases which makes the region more robust against a slower economic growth in the US.

When it comes to the UK economy, the outlook appears mixed. While most small cap companies continue to report healthy levels of profitability there are fears that the lagged impact of rising interest rates is now impacting on levels of UK consumer spending. Meanwhile, although the UK Government has already prudently scaled back its GDP growth expectations for 2008, it remains too early to say whether the sub prime crisis in the US will have a knock on impact on UK financial institutions and the general availability of credit in the UK. In view of the uncertain outlook, the UK proportion of the fund is relatively defensive. UK holdings such as Synergy Healthcare and Serco, for instance, are benefiting from secular trends in the economy such as the move towards outsourcing. One UK holding that is undeniably highly vulnerable to the economic cycle is the recruitment company Michael Page. However the shares have been heavily de-rated in recent months and there is now bid interest circulating in this sector. It should be added that the present volatility in the UK equity markets also has the advantage of offering some attractive buying opportunities in the small cap arena.

While the global financial markets are likely to remain nervous, decoupling in the global economy continues and economic growth in BRICs has become more organic. This affects the fund especially through Japan. Japanese small cap market valuations have reached about the same level as those associated with major markets in the United States and Europe, historically a very low level by Japanese standards. Therefore, solid movement will be expected over the medium and long terms.

Credit Suisse Quantitative Strategies Group

James Chapman

Joseph Cherian

William Weng

Todd Jablonski

Eric Leng

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Because of the nature of the Fund's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Fund may be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies with respect to the U.S. portion of the Fund effective December 1, 2006, so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Global Small Cap Fund1 Common Class shares, Advisor
Class shares, and the MSCI World Small Cap Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Global Small Cap Fund1 Class A shares2, Class B shares2, and
Class C shares2, and the MSCI World Small Cap Index3,4
from Inception (7/31/01).

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Average Annual Returns as of September 30, 20071

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	13.48%	18.52%	9.50%	10.21%
Advisor Class[5]	13.16%	18.19%	9.20%	9.90%
Class A Without Sales Charge	13.43%	18.51%	—	6.35%
Class A With Maximum Sales Charge	6.91%	17.12%	—	5.33%
Class B Without CDSC	12.62%	17.61%	—	5.54%
Class B With CDSC	8.62%	17.61%	—	5.54%
Class C Without CDSC	12.64%	17.62%	—	5.58%
Class C With CDSC	11.64%	17.62%	—	5.58%

Average Annual Returns as of October 31, 20071

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	12.20%	18.75%	10.48%	10.49%
Advisor Class[5]	11.93%	18.45%	10.18%	10.18%
Class A Without Sales Charge	12.21%	18.78%	—	6.89%
Class A With Maximum Sales Charge	5.77%	17.39%	—	5.87%
Class B Without CDSC	11.41%	17.85%	—	6.07%
Class B With CDSC	7.41%	17.85%	—	6.07%
Class C Without CDSC	11.34%	17.87%	—	6.10%
Class C With CDSC	10.34%	17.87%	—	6.10%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 5.77%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 7.41%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 10.34%.

3  The Morgan Stanley Capital International World Small Cap Index (the "Index") is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

4  Performance for the index is not available for the period beginning 7/31/01 (inception date). For that reason, performance is shown for the period beginning 8/1/01.

5  Inception Date: 09/30/96.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2007

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$1,008.50	$1,007.20	$1,008.10	$1,004.90	$1,004.40
Expenses Paid per $1,000*	$8.35	$9.61	$8.35	$12.13	$12.13
Hypothetical 5% Fund Return
Beginning Account Value 5/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/07	$1,016.89	$1,015.63	$1,016.89	$1,013.11	$1,013.11
Expenses Paid per $1,000*	$8.39	$9.65	$8.39	$12.18	$12.18
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.65%	1.90%	1.65%	2.40%	2.40%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global Small Cap Fund
Schedule of Investments
October 31, 2007

	Number of Shares	Value
COMMON STOCKS (98.0%)
Australia (7.4%)
Banks (0.9%)
Bendigo Bank, Ltd.§	80,000	$1,042,549
Commercial Services & Supplies (0.5%)
Iress Market Technology, Ltd.§	65,000	500,176
Diversified Financials (3.4%)
Austbrokers Holdings, Ltd.	397,000	1,618,338
Australian Infrastructure Fund§	300,000	935,361
Mortgage Choice, Ltd.§	503,000	1,152,688
		3,706,387
Machinery (0.5%)
Emeco Holdings, Ltd.§	376,500	520,797
Media (1.4%)
Seven Network, Ltd.§	77,000	983,656
STW Communications Group, Ltd.§	238,000	573,767
		1,557,423
Transportation Infrastructure (0.7%)
Babcock & Brown Infrastructure Group§	486,021	740,809
TOTAL AUSTRALIA		8,068,141
Bermuda (0.6%)
Insurance (0.3%)
Argo Group International Holdings, Ltd.*	1,500	63,915
IPC Holdings, Ltd.§	2,200	65,802
Max Capital Group, Ltd.	5,800	164,082
Platinum Underwriters Holdings, Ltd.	1,700	61,200
		354,999
Internet & Catalog Retail (0.1%)
Global Sources, Ltd.*§	4,000	129,640
Marine (0.2%)
Golar LNG, Ltd.§	3,500	91,000
TBS International, Ltd. Class A*§	1,900	119,396
		210,396
Telecom - Integrated/Services (0.0%)
Global Crossing, Ltd.*§	1,100	23,199
TOTAL BERMUDA		718,234
Cayman Islands (0.2%)
Food Products (0.2%)
Fresh Del Monte Produce, Inc.§	6,800	246,704
TOTAL CAYMAN ISLANDS		246,704

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
China (2.0%)
Communications Equipment (2.0%)
ZTE Corp. Series H§	352,800	$2,156,265
TOTAL CHINA		2,156,265
Denmark (1.3%)
Household Durables (1.3%)
Bang & Olufsen AS B Shares§	12,375	1,455,187
TOTAL DENMARK		1,455,187
Finland (0.3%)
Communications Equipment (0.3%)
Elcoteq SE§	54,150	352,736
TOTAL FINLAND		352,736
France (1.6%)
Real Estate (1.6%)
Nexity	26,350	1,756,864
TOTAL FRANCE		1,756,864
Germany (8.7%)
Building Products (1.4%)
Pfleiderer AG§	58,700	1,552,004
Commercial Services & Supplies (1.2%)
CeWe Color Holding AG	28,500	1,265,915
Healthcare Providers & Services (1.3%)
Rhoen-Klinikum AG	43,050	1,367,553
Machinery (2.2%)
KUKA AG*§	58,000	2,354,304
Real Estate (0.7%)
Vivacon AG§	35,000	815,672
Specialty Retail (1.9%)
Fielmann AG	30,600	2,116,544
TOTAL GERMANY		9,471,992
Japan (14.9%)
Auto Components (1.8%)
NHK Spring Company, Ltd.§	96,000	825,020
Nippon Seiki Company, Ltd.	50,000	1,164,534
		1,989,554
Chemicals (3.0%)
Kuraray Company, Ltd.	100,500	1,313,229
Nippon Shokubai Company, Ltd.§	71,000	702,153
Teijin, Ltd.	251,850	1,216,041
		3,231,423

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Japan
Commercial Services & Supplies (0.2%)
Take and Give Needs Company, Ltd.§	895	$213,781
Communications Equipment (0.7%)
Epson Toyocom Corp.§	153,000	805,948
Computers & Peripherals (0.8%)
Melco Holdings, Inc.§	51,300	922,523
Distributor (0.2%)
Happinet Corp.	21,100	261,156
Diversified Financials (1.0%)
Asset Managers Company, Ltd.§	440	751,260
OMC Card, Inc.§	87,100	321,348
		1,072,608
Electrical Equipment (1.1%)
Hitachi Cable, Ltd.§	187,000	1,251,179
Food Products (0.8%)
Mitsui Sugar Company, Ltd.	199,000	835,721
Hotels, Restaurants & Leisure (0.7%)
Round One Corp.§	309	734,290
Internet & Catalog Retail (0.5%)
Belluna Company, Ltd.§	49,700	515,667
Internet Software & Services (1.4%)
ACCA Networks Company, Ltd.§	206	410,564
SBI Holdings, Inc.§	3,375	1,071,445
		1,482,009
Machinery (0.9%)
Sodick Company, Ltd.	159,800	1,034,076
Specialty Retail (1.8%)
USS Company, Ltd.	19,220	1,259,794
Village Vanguard Company, Ltd.	109	684,543
		1,944,337
TOTAL JAPAN		16,294,272
Netherlands (2.9%)
Electronic Equipment & Instruments (0.9%)
Gemalto NV*§	34,200	1,005,924
Semiconductor Equipment & Products (1.8%)
ASM International NV	68,804	1,947,440
Software (0.2%)
Tele Atlas NV*	6,744	269,610
TOTAL NETHERLANDS		3,222,974

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
Norway (3.2%)
Electronic Equipment & Instruments (2.0%)
Tandberg ASA	85,710	$2,183,345
Machinery (1.2%)
Tomra Systems ASA§	188,000	1,362,833
TOTAL NORWAY		3,546,178
Panama (0.1%)
Banks (0.1%)
Banco Latinoamericano de Exportaciones SA	3,200	62,304
TOTAL PANAMA		62,304
Puerto Rico (0.1%)
Banks (0.1%)
First BanCorp.	8,400	73,836
Santander BanCorp	1,600	21,920
TOTAL PUERTO RICO		95,756
Sweden (4.9%)
Commercial Services & Supplies (0.8%)
Cision AB*§	216,000	839,832
Healthcare Equipment & Supplies (2.1%)
Getinge AB Class B	89,000	2,354,975
Machinery (2.0%)
Alfa Laval AB	27,814	2,212,879
TOTAL SWEDEN		5,407,686
Switzerland (1.7%)
Machinery (1.7%)
Georg Fischer AG	2,415	1,815,822
TOTAL SWITZERLAND		1,815,822
United Kingdom (10.4%)
Commercial Services & Supplies (3.7%)
Michael Page International PLC	200,000	1,826,339
Serco Group PLC	240,000	2,255,209
		4,081,548
Diversified Financials (0.7%)
Melrose PLC	200,000	794,602
Industrial Conglomerates (3.4%)
Intertek Group PLC	100,000	2,142,772
Synergy Healthcare PLC	93,385	1,537,155
		3,679,927
Insurance (0.8%)
Amlin PLC	130,000	870,704

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Road & Rail (1.8%)
Arriva PLC	110,000	$1,923,191
TOTAL UNITED KINGDOM		11,349,972
United States (37.7%)
Aerospace & Defense (0.6%)
Cubic Corp.§	4,900	220,500
Curtiss-Wright Corp.	8,100	455,949
		676,449
Airlines (0.1%)
Alaska Air Group, Inc.*	900	22,860
Republic Airways Holdings, Inc.*	2,300	48,967
		71,827
Auto Components (0.7%)
Aftermarket Technology Corp.*	1,300	44,876
American Axle & Manufacturing Holdings, Inc.§	8,300	227,918
Cooper Tire & Rubber Co.	13,700	305,236
Lear Corp.*	4,300	152,779
		730,809
Banks (1.4%)
AMCORE Financial, Inc.	2,000	47,420
BancFirst Corp.	500	22,720
BankUnited Financial Corp. Class A§	2,800	24,164
Cathay General Bancorp§	1,200	37,164
Center Financial Corp.§	2,100	26,859
Central Pacific Financial Corp.§	2,700	60,561
Citizens Republic Bancorp, Inc.§	6,700	101,974
Community Bancorp*§	3,300	66,891
Community Bank System, Inc.§	2,500	52,275
Community Trust Bancorp, Inc.	700	20,405
Corus Bankshares, Inc.§	2,800	30,856
East West Bancorp, Inc.	2,300	77,602
First Community Bancorp§	2,400	116,880
FirstFed Financial Corp.*§	1,400	59,892
FirstMerit Corp.	2,000	42,400
Hanmi Financial Corp.§	6,100	67,222
Nara Bancorp, Inc.§	2,200	34,056
Prosperity Bancshares, Inc.§	3,000	96,960
Southwest Bancorp, Inc.	3,200	60,576
Sterling Bancshares, Inc.	6,650	81,130
Sterling Financial Corp.§	4,200	94,500
Susquehanna Bancshares, Inc.§	2,200	44,374
SVB Financial Group*§	2,200	113,938
Umpqua Holdings Corp.§	5,900	99,887
United Community Banks, Inc.§	1,700	37,638
Vineyard National Bancorp Co.§	1,890	26,176
		1,544,520

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United States
Beverages (0.2%)
Boston Beer Company, Inc. Class A*	3,200	$167,200
Biotechnology (2.6%)
Acorda Therapeutics, Inc.*§	4,200	85,134
Albany Molecular Research, Inc.*	15,200	274,968
Alexion Pharmaceuticals, Inc.*	1,300	99,450
BioMarin Pharmaceutical, Inc.*	9,200	255,116
Cubist Pharmaceuticals, Inc.*§	10,200	238,680
IDEXX Laboratories, Inc.*	1,800	219,204
Isis Pharmaceuticals, Inc.*§	16,800	296,016
LifeCell Corp.*§	6,500	286,390
Martek Biosciences Corp.*§	4,200	128,310
Myriad Genetics, Inc.*§	4,000	221,440
Onyx Pharmaceuticals, Inc.*§	6,100	284,931
Savient Pharmaceuticals, Inc.*§	10,200	143,616
Seattle Genetics, Inc.*	9,800	117,698
ViroPharma, Inc.*§	28,500	245,385
		2,896,338
Building Products (0.1%)
Apogee Enterprises, Inc.	4,900	115,297
Chemicals (1.5%)
Calgon Carbon Corp.*§	2,800	41,720
CF Industries Holdings, Inc.	8,800	773,520
Olin Corp.	12,200	277,916
OM Group, Inc.*	6,700	354,966
W.R. Grace & Co.*§	6,100	180,560
Zoltek Companies, Inc.*	900	39,825
		1,668,507
Commercial Services & Supplies (1.9%)
Atlas Air Worldwide Holdings, Inc.*§	1,500	87,885
Bally Technologies, Inc.*	4,200	169,386
Bowne & Company, Inc.	2,400	41,712
Convergys Corp.*	11,800	216,294
CSG Systems International, Inc.*	7,500	153,975
Deluxe Corp.	3,400	137,156
DeVry, Inc.	6,100	333,609
Heidrick & Struggles International, Inc.	1,600	69,152
Integrated Electrical Services, Inc.*§	2,900	67,599
Labor Ready, Inc.*§	8,500	149,430
PHH Corp.*	4,600	102,856
Pre-Paid Legal Services, Inc.*§	3,300	196,680
Sotheby's§	2,900	157,093
Strayer Education, Inc.	1,300	242,398
		2,125,225

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United States
Communications Equipment (0.5%)
C-COR, Inc.*	3,700	$45,362
Comtech Telecommunications Corp.*§	6,000	325,500
Foundry Networks, Inc.*	4,700	99,358
Plantronics, Inc.§	2,600	71,110
		541,330
Computers & Peripherals (0.7%)
Hutchinson Technology, Inc.*§	10,800	256,284
Imation Corp.	1,700	37,876
NCR Corp.*	7,900	217,961
Novatel Wireless, Inc.*§	2,600	67,600
Sigma Designs, Inc.*§	800	47,016
Stratasys, Inc.*	3,300	85,899
		712,636
Construction & Engineering (0.7%)
Dycom Industries, Inc.*§	6,100	172,325
EMCOR Group, Inc.*	3,300	113,619
Perini Corp.*	2,400	137,640
Shaw Group, Inc.*	2,800	208,880
URS Corp.*	700	43,267
Washington Group International, Inc.*	900	87,615
		763,346
Containers & Packaging (0.2%)
Myers Industries, Inc.	2,100	44,499
Rock-Tenn Co. Class A	3,700	107,892
Silgan Holdings, Inc.	2,200	120,054
		272,445
Diversified Financials (0.8%)
Advanta Corp. Class B§	2,400	37,920
ASTA Funding, Inc.§	900	31,986
Bankrate, Inc.*§	1,000	45,950
Calamos Asset Management, Inc. Class A	3,900	132,678
Cohen & Steers, Inc.§	1,200	45,120
CompuCredit Corp.*§	3,500	69,755
GAMCO Investors, Inc. Class A	1,400	86,674
Greenhill & Company, Inc.§	1,500	110,970
Knight Capital Group, Inc. Class A*	3,200	42,912
MCG Capital Corp.§	8,400	117,684
optionsXpress Holdings, Inc.§	3,700	110,112
SWS Group, Inc.	2,150	40,829
Texas Capital Bancshares, Inc.*	2,300	50,899
		923,489

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United States
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*	20,900	$113,278
PAETEC Holding Corp.*§	1,700	22,865
Premiere Global Services, Inc.*	5,800	95,584
		231,727
Electric Utilities (0.7%)
Black Hills Corp.§	3,100	137,702
Central Vermont Public Service Corp.§	1,200	38,136
El Paso Electric Co.*	9,500	231,325
Ormat Technologies, Inc.	1,700	91,681
PNM Resources, Inc.	3,900	97,539
Unisource Energy Corp.	4,400	139,568
		735,951
Electrical Equipment (0.3%)
Belden, Inc.§	1,500	87,405
Encore Wire Corp.§	6,400	134,400
II-VI, Inc.*	2,200	76,428
Superior Essex, Inc.*	1,100	36,575
		334,808
Electronic Equipment & Instruments (0.8%)
Checkpoint Systems, Inc.*	1,500	45,375
FLIR Systems, Inc.*§	1,600	111,024
Littelfuse, Inc.*	1,900	60,477
Methode Electronics, Inc.	16,600	208,164
Plexus Corp.*	2,500	64,500
Rofin-Sinar Technologies, Inc.*	1,200	94,344
Varian, Inc.*	3,400	251,226
		835,110
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	5,100	429,624
Basic Energy Services, Inc.*§	3,100	61,349
Dawson Geophysical Co.*§	2,300	183,563
Dril-Quip, Inc.*	3,000	159,990
Flotek Industries, Inc.*	900	45,720
Global Industries, Ltd.*	5,000	123,100
Grey Wolf, Inc.*§	16,100	90,643
Lufkin Industries, Inc.§	3,700	220,002
Oceaneering International, Inc.*	900	69,543
Oil States International, Inc.*	2,800	120,932
		1,504,466
Food & Drug Retailing (1.5%)
Arden Group, Inc. Class A§	300	42,726
Casey's General Stores, Inc.	6,000	171,000
Central European Distribution Corp.*	7,300	388,214

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United States
Food & Drug Retailing
Flowers Foods, Inc.	3,000	$65,820
Longs Drug Stores Corp.	1,800	94,518
Nash Finch Co.§	1,200	44,940
Performance Food Group Co.*	1,600	43,184
Spartan Stores, Inc.§	1,000	22,230
Terra Industries, Inc.*	18,800	693,532
Village Super Market, Inc. Class A	950	51,860
		1,618,024
Food Products (0.6%)
Cal-Maine Foods, Inc.§	8,100	193,914
Corn Products International, Inc.	4,600	195,684
Sanderson Farms, Inc.§	4,700	163,560
USANA Health Sciences, Inc.*§	2,500	102,025
		655,183
Gas Utilities (0.5%)
Atmos Energy Corp.	1,500	42,075
Energen Corp.	5,300	339,200
Southern Union Co.	1,400	44,100
Southwest Gas Corp.	3,700	110,112
		535,487
Healthcare Equipment & Supplies (2.0%)
Align Technology, Inc.*	8,300	171,810
ArthroCare Corp.*§	4,400	285,296
CONMED Corp.*	1,500	42,660
Haemonetics Corp.*	900	46,251
Hologic, Inc.*	3,800	258,134
Immucor, Inc.*	6,000	193,500
Meridian Bioscience, Inc.	4,200	138,978
Quidel Corp.*	9,000	185,850
SurModics, Inc.*§	5,500	312,070
Ventana Medical Systems, Inc.*	6,700	589,600
		2,224,149
Healthcare Providers & Services (1.5%)
Air Methods Corp.*§	4,600	248,262
Amedisys, Inc.*§	4,900	208,005
Amerigroup Corp.*	2,600	91,000
AmSurg Corp.*	4,600	121,670
Apria Healthcare Group, Inc.*§	3,200	77,344
MedCath Corp.*	3,100	85,963
Molina Healthcare, Inc.*	2,300	87,653
Omnicell, Inc.*§	2,700	71,280
PARAXEL International Corp.*	7,100	326,600
Pediatrix Medical Group, Inc.*	900	58,950
Psychiatric Solutions, Inc.*	1,746	69,142
Sunrise Senior Living, Inc.*§	3,900	144,300
		1,590,169

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United States
Hotels, Restaurants & Leisure (0.5%)
Buffalo Wild Wings, Inc.*§	1,400	$42,924
Jack in the Box, Inc.*	4,100	128,617
Landry's Restaurants, Inc.§	1,500	43,080
Monarch Casino & Resort, Inc.*§	6,400	195,776
P.F. Chang's China Bistro, Inc.*§	1,400	40,754
Papa John's International, Inc.*	2,100	48,930
Premier Exhibitions, Inc.*§	2,600	28,834
Red Robin Gourmet Burgers, Inc.*§	1,500	60,030
		588,945
Household Durables (0.4%)
American Greetings Corp. Class A	9,700	255,498
Blyth, Inc.	2,100	40,089
Tupperware Brands Corp.	5,300	191,330
		486,917
Industrial Conglomerates (0.1%)
Chemed Corp.	1,400	80,248
Insurance (0.8%)
American Equity Investment Life Holding Co.§	4,300	42,011
American Physicians Capital, Inc.	2,400	104,544
Employers Holdings, Inc.	2,200	42,152
LandAmerica Financial Group, Inc.§	1,400	38,906
Navigators Group, Inc.*	700	42,210
Philadelphia Consolidated Holding Corp.*	2,200	89,760
Phoenix Companies, Inc.	4,600	63,388
ProAssurance Corp.*	800	44,112
Selective Insurance Group, Inc.	2,900	70,499
United Fire & Casualty Co.§	2,900	92,916
Universal American Financial Corp.*	3,100	75,206
Zenith National Insurance Corp.	4,900	196,882
		902,586
Internet & Catalog Retail (0.5%)
Blue Nile, Inc.*§	400	31,616
Insight Enterprises, Inc.*	4,200	116,088
Priceline.com, Inc.*§	4,100	381,710
Systemax, Inc.§	2,100	49,140
		578,554
Internet Software & Services (0.9%)
Blue Coat Systems, Inc.*	1,800	73,062
j2 Global Communications, Inc.*	6,800	229,092
NETGEAR, Inc.*	3,100	109,554
Sohu.com, Inc.*§	3,300	197,703
United Online, Inc.§	17,500	308,000
ValueClick, Inc.*§	3,400	92,446
		1,009,857

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United States
IT Consulting & Services (0.2%)
IHS, Inc. Class A*	1,300	$81,965
Phase Forward, Inc.*	4,100	97,539
SAIC, Inc.*§	3,300	65,043
		244,547
Leisure Equipment & Products (0.2%)
JAKKS Pacific, Inc.*§	5,500	145,750
Polaris Industries, Inc.§	1,600	78,688
		224,438
Machinery (2.1%)
Actuant Corp. Class A§	3,000	206,940
Applied Industrial Technologies, Inc.	4,200	148,890
Astec Industries, Inc.*	2,200	99,704
Badger Meter, Inc.	1,200	46,140
Barnes Group, Inc.§	3,000	110,190
Cascade Corp.§	1,300	81,874
Ceradyne, Inc.*§	5,200	355,732
Columbus McKinnon Corp.*	1,600	53,088
Dionex Corp.*	2,000	176,000
EnPro Industries, Inc.*§	3,400	139,434
Gorman-Rupp Co.§	1,100	42,592
Hurco Companies, Inc.*	3,600	205,560
Manitowoc Company, Inc.	4,600	226,596
Mueller Industries, Inc.	6,900	248,124
RBC Bearings, Inc.*	2,100	84,399
Robbins & Myers, Inc.	1,200	86,760
Valmont Industries, Inc.	400	38,288
		2,350,311
Marine (0.2%)
Cal Dive International, Inc.*§	5,600	74,088
Genco Shipping & Trading, Ltd.§	2,100	150,969
		225,057
Media (0.4%)
InVentiv Health, Inc.*	2,500	105,575
Journal Communications, Inc. Class A	4,200	37,422
Scholastic Corp.*	5,400	213,732
Value Line, Inc.§	900	39,546
		396,275
Metals & Mining (1.4%)
Century Aluminum Co.*§	7,100	413,149
Cleveland-Cliffs, Inc.§	3,600	344,340
GrafTech International, Ltd.*	17,800	336,420
Hecla Mining Co.*§	11,100	106,782
Massey Energy Co.	3,100	98,208
Quanex Corp.§	5,100	210,069
		1,508,968

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United States
Oil & Gas (1.9%)
Alon USA Energy, Inc.§	5,400	$198,558
Comstock Resources, Inc.*	8,000	292,400
Delek US Holdings, Inc.	7,300	175,127
General Maritime Corp.§	5,700	160,626
Helix Energy Solutions Group, Inc.*	3,000	138,750
Mariner Energy, Inc.*	9,900	247,500
McMoRan Exploration Co*§	3,300	40,194
Petroleum Development Corp.*§	2,100	95,382
PetroQuest Energy, Inc.*§	5,000	64,500
Stone Energy Corp.*	7,600	338,808
Swift Energy Co.*	8,000	379,440
		2,131,285
Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	2,400	43,008
Potlatch Corp.	3,400	162,044
		205,052
Personal Products (0.2%)
Chattem, Inc.*	800	59,440
Elizabeth Arden, Inc.*	6,900	171,810
		231,250
Pharmaceuticals (0.8%)
American Oriental Bioengineering, Inc.*	12,000	165,240
MGI Pharma, Inc.*	1,800	58,644
Pharmion Corp.*	7,000	336,840
Salix Pharmaceuticals, Ltd.*§	4,000	46,800
Sciele Pharma, Inc.*	9,100	231,504
		839,028
Real Estate (1.1%)
Anthracite Capital, Inc.	7,600	63,232
Arbor Realty Trust, Inc.§	1,800	33,984
Colonial Properties Trust	1,200	37,596
Crystal River Capital, Inc.§	1,400	20,370
Deerfield Triarc Capital Corp.§	2,300	21,965
Digital Realty Trust, Inc.	4,300	189,157
Entertainment Properties Trust	3,200	175,584
FelCor Lodging Trust, Inc.	5,100	106,794
First Industrial Realty Trust, Inc.§	1,000	40,750
Gramercy Capital Corp.§	800	21,096
Mid-America Apartment Communities, Inc.	1,600	83,200
National Health Investors, Inc.§	2,100	61,509
National Retail Properties, Inc.§	2,600	65,910
Newcastle Investment Corp.§	1,100	16,335
NorthStar Realty Finance Corp.§	5,200	48,620
Parkway Properties, Inc.§	1,800	77,400

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United States
Real Estate
Pennsylvania Real Estate Investment Trust	1,100	$41,965
RAIT Financail Trust§	3,300	30,030
Realty Income Corp.	1,600	47,264
		1,182,761
Road & Rail (0.1%)
Genesee & Wyoming, Inc. Class A*	2,900	85,028
Semiconductor Equipment & Products (1.6%)
Advanced Energy Industries, Inc.*	13,300	212,800
Amkor Technology, Inc.*§	19,400	219,802
Cymer, Inc.*§	3,100	131,750
MKS Instruments, Inc.*	3,500	70,280
Monolithic Power Systems, Inc.*	3,500	76,755
OmniVision Technologies, Inc.*§	4,800	106,320
ON Semiconductor Corp.*§	10,800	110,160
Photronics, Inc.*	3,600	39,384
Semtech Corp.*	10,600	181,366
Varian Semiconductor Equipment Associates, Inc.*	3,950	181,779
Zoran Corp.*	15,100	385,050
		1,715,446
Software (0.8%)
Aspen Technology, Inc.*§	20,900	364,496
FARO Technologies, Inc.*	1,200	34,512
Progress Software Corp.*	3,700	121,027
SPSS, Inc.*§	3,900	148,200
VASCO Data Security International, Inc.*§	7,700	203,588
		871,823
Specialty Retail (0.7%)
Aeropostale, Inc.*	13,300	304,570
Buckle, Inc.§	1,200	51,720
Conn's, Inc.*§	1,700	43,469
Jo-Ann Stores, Inc.*§	2,000	38,540
Jos. A. Bank Clothiers, Inc.*§	5,300	154,813
Men's Wearhouse, Inc.	2,100	88,746
Rent-A-Center, Inc.*	2,400	38,400
		720,258
Textiles & Apparel (0.6%)
Crocs, Inc.*§	1,600	119,600
Deckers Outdoor Corp.*	1,100	153,769
Fossil, Inc.*	2,900	108,924
Kellwood Co.	4,700	77,879
Warnaco Group, Inc.*	4,100	166,829
		627,001

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2007

	Number of Shares	Value
COMMON STOCKS
United States
Tobacco (0.1%)
Universal Corp.§	900	$43,866
Vector Group, Ltd.§	4,915	107,540
		151,406
Wireless Telecommunication Services (0.4%)
NTELOS Holdings Corp.	6,900	208,311
Syniverse Holdings, Inc.*	5,400	90,126
USA Mobility, Inc.*	7,100	111,044
		409,481
TOTAL UNITED STATES		41,241,014
TOTAL COMMON STOCKS (Cost $88,722,367)		107,262,101
PREFERRED STOCK (1.9%)
Germany (1.9%)
Healthcare Equipment & Supplies (1.9%)
Draegerwerk AG (Cost $1,540,403)	26,000	2,032,372
SHORT-TERM INVESTMENT (28.7%)
State Street Navigator Prime Portfolio§§ (Cost $31,443,478)	31,443,478	31,443,478
TOTAL INVESTMENTS AT VALUE (128.6%) (Cost $121,706,248)		140,737,951
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.6%)		(31,339,485)
NET ASSETS (100.0%)		$109,398,466

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Statement of Assets and Liabilities
October 31, 2007

Assets
Investments at value, including collateral for securities on loan of $31,443,478 (Cost $121,706,248) (Note 2)	$140,737,951[1]
Foreign currency at value (cost $24,149)	24,529
Receivable for investments sold	721,790
Dividend and interest receivable	146,766
Receivable for fund shares sold	2,441
Prepaid expenses and other assets	54,781
Total Assets	141,688,258
Liabilities
Advisory fee payable (Note 3)	40,547
Administrative services fee payable (Note 3)	16,210
Shareholder servicing/Distribution fee payable (Note 3)	10,833
Payable upon return of securities loaned (Note 2)	31,443,478
Due to custodian	517,614
Payable for fund shares redeemed	126,386
Directors' fee payable	10,269
Payable for investments purchased	2,620
Other accrued expenses payable	121,835
Total Liabilities	32,289,792
Net Assets
Capital stock, $0.001 par value (Note 6)	4,208
Paid-in capital (Note 6)	126,559,300
Undistributed net investment income	643,951
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(36,840,636)
Net unrealized appreciation from investments and foreign currency translations	19,031,643
Net Assets	$109,398,466
Common Shares
Net assets	$37,315,949
Shares outstanding	1,434,102
Net asset value, offering price, and redemption price per share	$26.02
Advisor Shares
Net assets	$841,435
Shares outstanding	33,352
Net asset value, offering price, and redemption price per share	$25.23
A Shares
Net assets	$70,081,826
Shares outstanding	2,694,035
Net asset value and redemption price per share	$26.01
Maximum offering price per share (net asset value/(1-5.75%))	$27.60
B Shares
Net assets	$657,465
Shares outstanding	26,514
Net asset value and offering price per share	$24.80
C Shares
Net assets	$501,791
Shares outstanding	20,198
Net asset value and offering price per share	$24.84

1  Including $30,171,338 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Statement of Operations
For the Year Ended October 31, 2007

Investment Income (Note 2)
Dividends	$2,412,149
Interest	93,715
Securities lending	273,145
Foreign taxes withheld	(89,088)
Total investment income	2,689,921
Expenses
Investment advisory fees (Note 3)	1,520,481
Administrative services fees (Note 3)	170,772
Distribution fees (Note 3)
Common Class	101,767
Advisor Class	5,753
Class A	195,931
Class B	7,008
Class C	7,080
Transfer agent fees (Note 3)	357,574
Printing fees (Note 3)	80,909
Custodian fees	71,688
Registration fees	67,356
Legal fees	36,417
Audit and tax fees	29,147
Directors' fees	22,370
Insurance expense	7,519
Commitment fees (Note 4)	2,965
Interest expense (Note 4)	1,692
Miscellaneous expense	17,890
Total expenses	2,704,319
Less: fees waived (Note 3)	(683,840)
Net expenses	2,020,479
Net investment income	669,442
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized gain from investments	10,968,972
Net realized loss from futures contracts	(11,799)
Net realized loss from foreign currency transactions	(546)
Net change in unrealized appreciation (depreciation) from investments	2,939,904
Net change in unrealized appreciation (depreciation) from foreign currency translations	(1,001)
Net realized and unrealized gain from investments, futures contracts and foreign currency related items	13,895,530
Net increase in net assets resulting from operations	$14,564,972

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
From Operations
Net investment income (loss)	$669,442	$(506,863)
Net realized gain from investments, futures contracts and foreign currency transactions	10,956,627	26,194,962
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	2,938,903	(4,667,639)
Net increase in net assets resulting from operations	14,564,972	21,020,460
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,927,166	6,510,073
Net asset value of shares redeemed	(39,184,425)[1]	(34,686,359)[2]
Net decrease in net assets from capital share transactions	(36,257,259)	(28,176,286)
Net decrease in net assets	(21,692,287)	(7,155,826)
Net Assets
Beginning of year	131,090,753	138,246,579
End of year	$109,398,466	$131,090,753
Undistributed net investment income	$643,951	$—

1  Net of $209 of redemption fees retained by the Fund.

2  Net of $2,903 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$23.19	$19.94	$16.16	$15.08	$11.02
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.15	(0.08)	(0.13)	(0.18)	(0.13)
Net gain on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.68	3.33	3.91	1.26	4.19
Total from investment operations	2.83	3.25	3.78	1.08	4.06
REDEMPTION FEES [2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$26.02	$23.19	$19.94	$16.16	$15.08
Total return[3]	12.20%	16.30%	23.39%	7.16%	36.84%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$37,316	$42,613	$43,963	$48,378	$54,827
Ratio of expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.58%	(0.35)%	(0.71)%	(1.13)%	(1.11)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.56%	0.51%	0.55%	0.72%	0.94%
Portfolio turnover rate	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$22.54	$19.43	$15.79	$14.78	$10.82
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.05	(0.14)	(0.18)	(0.22)	(0.16)
Net gain on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.64	3.25	3.82	1.23	4.12
Total from investment operations	2.69	3.11	3.64	1.01	3.96
Net asset value, end of year	$25.23	$22.54	$19.43	$15.79	$14.78
Total return[2]	11.93%	16.01%	23.05%	6.83%	36.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$841	$1,440	$2,017	$1,843	$2,042
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment income (loss) to average net assets	0.23%	(0.60)%	(0.97)%	(1.38)%	(1.35)%
Decrease reflected in above operating expense ratio due to waivers/reimbursements	0.56%	0.51%	0.55%	0.72%	0.94%
Portfolio turnover rate	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$23.18	$19.93	$16.16	$15.08	$11.00
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.14	(0.08)	(0.13)	(0.18)	(0.30)
Net gain on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.69	3.33	3.90	1.26	4.38
Total from investment operations	2.83	3.25	3.77	1.08	4.08
REDEMPTION FEES	0.00[2]	—	—	—	—
Net asset value, end of year	$26.01	$23.18	$19.93	$16.16	$15.08
Total return[3]	12.21%	16.31%	23.33%	7.16%	37.09%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$70,082	$85,558	$91,246	$97,146	$116,632
Ratio of expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.55%	(0.35)%	(0.71)%	(1.13)%	(1.96)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.56%	0.51%	0.55%	0.72%	0.79%
Portfolio turnover rate	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$22.26	$19.29	$15.75	$14.82	$10.91
INVESTMENT OPERATIONS
Net investment loss[1]	(0.04)	(0.22)	(0.27)	(0.29)	(0.22)
Net gain on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.58	3.19	3.81	1.22	4.13
Total from investment operations	2.54	2.97	3.54	0.93	3.91
Net asset value, end of year	$24.80	$22.26	$19.29	$15.75	$14.82
Total return[2]	11.41%	15.40%	22.48%	6.28%	35.84%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$657	$737	$378	$337	$89
Ratio of expenses to average net assets	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.16)%	(1.01)%	(1.46)%	(1.88)%	(1.89)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.56%	0.51%	0.55%	0.72%	0.94%
Portfolio turnover rate	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of year	$22.31	$19.32	$15.78	$14.84	$10.92
INVESTMENT OPERATIONS
Net investment loss[1]	(0.06)	(0.23)	(0.27)	(0.29)	(0.22)
Net gain on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.59	3.22	3.81	1.23	4.14
Total from investment operations	2.53	2.99	3.54	0.94	3.92
Net asset value, end of year	$24.84	$22.31	$19.32	$15.78	$14.84
Total return[2]	11.34%	15.48%	22.43%	6.33%	35.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$502	$742	$643	$371	$61
Ratio of expenses to average net assets	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.24)%	(1.10)%	(1.46)%	(1.88)%	(1.88)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.56%	0.51%	0.55%	0.72%	0.94%
Portfolio turnover rate	98%	82%	73%	62%	171%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements
October 31, 2007

Note 1. Organization

Credit Suisse Global Small Cap Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. The Fund's Common Class shares are closed to new investors with certain exceptions as set forth in the prospectus. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset values of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2007, the Fund had no open forward foreign currency contracts.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2007, the Fund had no open futures contracts.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2007, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $1,790,755 of which $1,451,634 was rebated to borrowers (brokers). The Fund retained $273,145 in income from the cash collateral investment, and SSB, as lending agent, was paid $65,976. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) PARTNERSHIP ACCOUNTING POLICY — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund's Statement of Operations.

L) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 2. Significant Accounting Policies

taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2007, investment advisory fees earned and voluntarily waived for the Fund were $1,520,481 and $683,840, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2007. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), Credit Suisse Asset Management Limited ("Credit Suisse Japan") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Fund (the "Sub-Advisers"). Credit Suisse U.K.'s, Credit Suisse Japan's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2007, co-administrative services fees earned by CSAMSI were $110,545. Effective December 1, 2006, the co-administration fee was reduced from an annual rate of 0.10% to 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 3. Transactions with Affiliates and Related Parties

funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $60,227.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, these fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, these fees are calculated at an annual rate of 1.00% of the average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2007, the Fund reimbursed Credit Suisse $64,140, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2007, CSAMSI and its affiliates advised the Fund that they retained $3,693 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2007, Merrill was paid $58,749 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 4. Line of Credit

At October 31, 2007 the Fund had no borrowings under the Credit Facility. During the year ended October 31, 2007 the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,319,625	5.771%	$1,874,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2007, purchases and sales of investment securities (excluding short-term investments) were $117,462,551 and $153,014,263, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	44,435	$1,115,960	122,547	$2,766,185
Shares redeemed	(447,998)	(11,193,977)	(489,886)	(10,834,338)
Net decrease	(403,563)	$(10,078,017)	(367,339)	$(8,068,153)
	Advisor Class
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	24,229	$573,738	18,511	$404,574
Shares redeemed	(54,774)	(1,312,645)	(58,410)	(1,245,384)
Net decrease	(30,545)	$(738,907)	(39,899)	$(840,810)

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	44,868	$1,127,776	120,552	$2,733,487
Shares redeemed	(1,041,406)	(26,094,022)	(1,007,590)	(22,305,235)
Net decrease	(996,538)	$(24,966,246)	(887,038)	$(19,571,748)
	Class B
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	2,557	$61,718	21,990	$483,813
Shares redeemed	(9,163)	(217,063)	(8,478)	(181,356)
Net increase (decrease)	(6,606)	$(155,345)	13,512	$302,457
	Class C
	For the Year Ended October 31, 2007		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	2,047	$47,974	5,465	$122,014
Shares redeemed	(15,111)	(366,718)	(5,486)	(120,046)
Net increase (decrease)	(13,064)	$(318,744)	(21)	$1,968

Effective March 1, 2007, the Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2007, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	54%
Advisor Class	5	90%
Class A	1	23%
Class B	3	28%
Class C	4	87%

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 6. Capital Share Transactions

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, capital loss carryforwards, mark to market on forwards and cumulative basis adjustments on Partnerships.

At October 31, 2007, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income	$633,042
Accumulated net realized loss	(36,354,474)
Unrealized appreciation	18,556,390
$(17,165,042)

At October 31, 2007, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2009	2010
$4,694,221	$31,660,253

Included in the Fund's capital loss carryforwards which expire in 2010 is $11,307,601 acquired in the Credit Suisse Global Technology Fund merger, which is subject to IRS limitations.

During the tax year ended October 31, 2007, the Fund utilized $11,128,706 of the capital loss carryforward.

At October 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $122,182,660, $28,074,229, $(9,518,938) and $18,555,291, respectively.

At October 31, 2007, the Fund reclassified $25,491 to accumulated net realized loss from investments from undistributed net investment income, to adjust for the current period permanent book/tax differences which arose principally from differing book/tax treatments of dividends received from Real Estate Investment Trusts, foreign currency transactions and realized gain (loss)

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2007

Note 7. Federal Income Taxes

from the sale of Partnerships. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. On December 22, 2006, the SEC indicated that they would not object if the Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management is evaluating the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

Credit Suisse Global Small Cap Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Global Small Cap Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Small Cap Fund, Inc. (the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 26, 2007

Credit Suisse Global Small Cap Fund
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	36	Director of
Epoch Holding
Corporation
(an investment management
and investment
advisory services company); Director of
The Adams Express Company (a closed-end investment
company);
Director of
Petroleum and
Resources
Corporation
(a closed-end investment
					company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1932)	Director, Nominating and Audit Committee Member	Since 1999	Currently retired	29	None

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	29	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan, Inc. (smelting and refining of nonferrous metals company).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Global Small Cap Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	29	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	36	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1954)	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	29	None

3   Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Global Small Cap Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Lawrence D. Haber c/o Credit Suisse Asset Management, LLC. Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1951)	Chief Executive Officer and President	Since 2007	Managing Director and Chief Operating Officer of Credit Suisse; Member of Credit Suisse's Management Committee; Chief Financial Officer of Merrill Lynch Investment Managers from 1997 to 2003.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1965)	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Global Small Cap Fund
October 31, 2007 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2007 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2007 Form 1099-DIV.

Credit Suisse Global Small Cap Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  GSC-AR-1007

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2007. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2007.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport. Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2006 and October 31, 2007.

	2006	2007

Audit Fees	$20,280	$20,888

Audit-Related Fees[1]	$3,245	$3,340

Tax Fees[2]	$2,515	$2,590

All Other Fees	--	--

Total	$26,040	$26,818

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,245 for 2006 and $3,340 for 2007).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007.

	2006	2007

Audit-Related Fees	N/A	N/A

2

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2006	2007

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007:

	2006	2007

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2006 and October 31, 2007 were $5,760 and $5,930, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

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Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	January 8, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 8, 2008

6